Schedule of Estimated Depreciation Rates (Details) - TALENTEC SDN. BHD. [Member]	Jan. 31, 2025	Jul. 31, 2024
Computer Terminals And Peripherals [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated depreciation rates	20.00%	20.00%
Computer Terminals And Peripherals [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated depreciation rates	40.00%	40.00%
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated depreciation rates	10.00%	10.00%
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated depreciation rates	20.00%	20.00%